Equity - Summary of Option Allotments Under Share Based Compensation (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning	9,591,304	9,166,946
Granted of share options, Shares		754,988
Forfeited of share options, Shares	(638,932)	(97,123)
Exercise of share options, Shares	(916,310)	(233,507)
Outstanding, Ending balance	8,036,062	9,591,304
Number exercisable at December 31, 2022	7,303,499
Weighted Average Exercise Price, beginning	$ 0.65
Weighted Average Exercise Price, Granted		$ 0.4
Weighted Average Exercise Price, Forfeited	1.11	0.62
Weighted Average Exercise Price, Exercised	0.15	0.18
Weighted Average Exercise Price, Ending balance	0.67	$ 0.65
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 0.26